                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Colden Capital Management LLC
Address:      230 Park Avenue, 7th Floor
              New York, NY 10169


Form 13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin McLaughlin
Title:        Chief Financial Officer
Phone:        212-499-2703

Signature, Place, and Date of Signing:

          /s/ Kevin McLaughlin     New York, NY         5/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $386,634
                                            [In thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

   COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------      --------     --------      --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                     (c)
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS      NUMBER      (x$1,000) PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      --------  -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ALCATEL SA           ADRS           013904305    1,203    41,820   SH        Sole        None           41,820    0      0
ALCOA INC.           Common Stock   013817101    1,293    35,962   SH        Sole        None           35,962    0      0
ALZA CORPORATION     Common Stock   022615108   11,470   283,200   SH        Sole        None          283,200    0      0
APPLIED MICRO
  CIRCUITS
  CORPORATION        Common Stock   03822W109    1,346    81,599   SH        Sole        None           81,599    0      0
AT&T CORP.           Common Stock   001957109    4,035   189,436   SH        Sole        None          189,436    0      0
BARRET RESOURCES
  CORPORATION        Common Stock   068480201    4,504    75,000   SH        Sole        None           75,000    0      0
C-CUBE MICROSYSTEMS
  INC.               Common Stock   12501N108    1,231   100,000   SH        Sole        None          100,000    0      0
CHRIS-CRAFT
  INDUSTRIES, INC.   Common Stock   170520100   11,708   185,100   SH        Sole        None          185,100    0      0
CIT GROUP, INC.      Common Stock   125577106   13,166   455,900   SH        Sole        None          455,900    0      0
CITIGROUP INC.       Common Stock   172967101   17,660   392,617   SH        Sole        None          392,617    0      0
CLEAR CHANNEL
  COMMUNICATIONS,
  INC.               Common Stock   184502102    8,900   163,459   SH        Sole        None          163,459    0      0
CSFBDIRECT           Common Stock   22541L103    4,687 1,030,000   SH        Sole        None        1,030,000    0      0
DEUTSCHE
  TELEKOM AG         ADRS           251566105    5,023   216,600   SH        Sole        None          216,600    0      0
THE DOW CHEMICAL
  COMPANY            Common Stock   260543103   21,695   687,192   SH        Sole        None          687,192    0      0
DEUTSCHE TELEKOM
  AG                 Options - Put  251566105      245     1,000   SH   PUT  Sole        None            1,000    0      0
DEUTSCHE TELEKOM
  AG                 Options - Put  251566105      460     1,000   SH   PUT  Sole        None            1,000    0      0
EFFICIENT NETWORKS,
  INC.               Common Stock   282056100    2,350   100,000   SH        Sole        None          100,000    0      0
FRITZ COMPANIES,
  INC.               Common Stock   358846103    9,546   872,800   SH        Sole        None          872,800    0      0
GENERAL ELECTRIC
  COMPANY            Common Stock   369604103    1,556    37,176   SH        Sole        None           37,176    0      0
GREAT PLAINS
  SOFTWARE, INC.     Common Stock   39119E105    6,867   112,000   SH        Sole        None          112,000    0      0




HONEYWELL
  INTERNATIONAL
  INC.               Common Stock   438516106   39,543   969,200   SH        Sole        None          969,200    0      0
INTERMEDIA
  COMMUNICATIONS
  INC.               Common Stock   458801107   24,377 1,403,000   SH        Sole        None        1,403,000    0      0
INTERNATIONAL
  PAPER COMPANY      Common Stock   461046103    4,033   111,770   SH        Sole        None          111,770    0      0
JDS UNIPHASE
  CORPORATION        Common Stock   46612J101   15,267   828,031   SH        Sole        None          828,031    0      0
NIAGARA MOHAWK
  HOLDINGS INC.      Common Stock   653520106    1,704   100,825   SH        Sole        None          100,825    0      0
NORTEL NETWORKS
  CORPORATION        Common Stock   656568102    1,259    89,596   SH        Sole        None           89,596    0      0
PFIZER INC.          Common Stock   717081103   10,274   250,901   SH        Sole        None          250,901    0      0
POWERTEL, INC.       Common Stock   73936C109      275     5,000   SH        Sole        None            5,000    0      0
QWEST COMMUNICATIONS
  INTERNATIONAL
  INC.               Common Stock   749121109    4,500   128,381   SH        Sole        None          128,381    0      0
RALSTON PURINA
  GROUP              Common Stock   751277302   21,403   687,100   SH        Sole        None          687,100    0      0
SCOTT TECHNOLOGIES,
  INC.               Common Stock   810022301      221    10,000   SH        Sole        None           10,000    0      0
SUN MICROSYSTEMS,
  INC.               Common Stock   866810104    1,573   102,350   SH        Sole        None          102,350    0      0
TELEFONICA, S.A.     Common Stock   879382208    3,328    69,475   SH        Sole        None           69,475    0      0
TEXACO INC.          Common Stock   881694103   31,653   476,700   SH        Sole        None          476,700    0      0
TEXAS INSTRUMENTS
  INC                Common Stock   882508104    4,404   142,169   SH        Sole        None          142,169    0      0
TOSCO CORPORATION    Common Stock   891490302    6,521   152,500   SH        Sole        None          152,500    0      0
VERIZON
  COMMUNICATIONS
  INC.               Common Stock   92343V104   13,595   275,751   SH        Sole        None          275,751    0      0
VIACOM INC.-CL. B    Common Stock   925524308   29,391   668,423   SH        Sole        None          668,423    0      0
VOICESTREAM
  WIRELESS
  CORPORATION        Common Stock   928615103   30,568   330,912   SH        Sole        None          330,912    0      0
WILLAMETTE
  INDUSTRIES,
  INC.               Common Stock   969133107   13,800   300,000   SH        Sole        None          300,000    0      0
                                                386,634
                                            [thousands]










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